DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 8:-	DERIVATIVE INSTRUMENTS

To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts are designated as cash flows hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses. The forward contracts are expected to occur at various dates within the following twelve months.

The following table details the fair value of derivative instruments in the balance sheet:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2015	2014
Derivative:
Foreign exchange forward contracts	Other current assets (liabilities)	$(57)	$1,949

Option contracts to hedge payroll expenses	Other current liabilities	$(91)	$(806)

During the years ended December 31, 2015, 2014 and 2013, the Company recognized net income (loss) related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the statement of operations in the following line items:

	December 31,
	2015	2014	2013

Cost of revenues of products	$(100)	$(107)	$339
Cost of revenues of services	(55)	(76)	148
Research and development, net	(291)	(337)	717
Selling and marketing	(180)	(166)	297
General and administrative	(187)	(201)	402

	$(813)	$(887)	$1,903

The ineffective portion of the hedged instrument which was recorded during the years ended December 31, 2015, 2014 and 2013, was immaterial and has been recorded as financial income (loss).

To protect against changes in value of forecasted foreign currency cash flows resulting from A Company' subsidiary entered into forward contracts in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These contracts did not meet the requirement for hedge accounting. The amount recorded as financial income related to these contracts in 2015, 2014 and 2013 was $ 2,116, $1,949 and $0, respectively.